UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________

USQ Rail I LLC

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001735873

Central Index Key Number of underwriter (if applicable): N/A

Jason Koenig, 212-390-0370

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:	REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II:	FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01    Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated January 16, 2018, of Ernst & Young LLP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Ernst & Young LLP pertaining to the issuer’s Series 2018-1 Secured Portfolio Railcar Equipment Notes.

Attached as Exhibit 99.2 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated April 20, 2018, of Ernst & Young LLP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Ernst & Young LLP pertaining to the issuer’s Series 2018-1 Secured Portfolio Railcar Equipment Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

USQ Rail I LLC

By:	ITE Management L.P., its Manager

/s/ Jason Koenig
Name: Jason Koenig
Title: President

Date: April 24, 2018

EXHIBIT INDEX

Exhibit 99.1:	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated January 16, 2018 of Ernst & Young LLP.

Exhibit 99.2:	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated April 20, 2018 of Ernst & Young LLP.